Right-of-use assets	9 Months Ended
May 31, 2022
Right-of-use assets

11.	Right-of-use assets

	2022	2021
	$	$

Balance, August 31,	557,022	550,478
Acquired	-	-
Depreciation	(166,004)	(143,940)
Impairment	(209,934)	-
Disposal of Eden Games	(16,036)	-
Effect of foreign exchange	(3,210)	2,532
Balance, May 31,	161,838	409,070

Right of use assets consist primarily of leases for corporate office facilities and are amortized monthly over the term of the lease, or useful life, if shorter.